Intangible assets	12 Months Ended
Dec. 31, 2023
Intangible assets
Intangible assets

14 Intangible assets

(€ million)	Exploration rights	Industrial patents and intellectual property rights	Other intangible assets with definite useful lives	Intangible assets with definite useful lives	Goodwill	Other intangible assets with indefinite useful lives	Total
2023
Net carrying amount - beginning of the year	793	176	1,394	2,363	3,138	24	5,525
Additions	20	41	415	476			476
Amortization	(8)	(92)	(255)	(355)			(355)
Impairments	(22)		(17)	(39)	(6)		(45)
Reversals	11			11			11
Write-off	(85)		(3)	(88)			(88)
Changes in the scope of consolidation		291	461	752	25	2	779
Currency translation differences	(19)		(1)	(20)			(20)
Other changes	(27)	34	113	120	(24)		96
Net carrying amount - end of the year	663	450	2,107	3,220	3,133	26	6,379
Gross carrying amount - end of the year	1,295	2,119	4,674	8,088
Provisions for amortization and impairment	632	1,669	2,567	4,868
2022
Net carrying amount - beginning of the year	913	155	845	1,913	2,862	24	4,799
Additions	53	28	275	356			356
Amortization	(12)	(74)	(224)	(310)			(310)
Impairments			(14)	(14)	(153)		(167)
Write-off	(13)			(13)			(13)
Changes in the scope of consolidation	(200)		391	191	482		673
Currency translation differences	54		1	55	11		66
Other changes	(2)	67	120	185	(64)		121
Net carrying amount - end of the year	793	176	1,394	2,363	3,138	24	5,525
Gross carrying amount - end of the year	1,428	1,806	3,705	6,939
Provisions for amortization and impairment	635	1,630	2,311	4,576

Exploration rights comprised the residual book value of signature bonuses and acquisition costs of exploration licenses relating to areas with proved reserves, which are amortized based on UOP criteria and are regularly reviewed for impairment. The costs of licenses with unproved reserves are also in this item and are suspended pending a final determination of the success of the exploration activity or until management confirms its commitment to the initiative. Additions for the year related to signature bonuses paid for the acquisition of new exploration acreage in Egypt.

The breakdown of exploration rights by type of asset was as follows:

(€ million)	December 31, 2023	December 31, 2022
Proved licence and leasehold property acquisition costs	91	104
Unproved licence and leasehold property acquisition costs	572	689
	663	793

Industrial patents and intellectual property rights mainly regarded the acquisition and internal development of software and rights for the use of production processes and software.

Write-offs of €85 million related to the abandonment of underlying initiatives.

Changes in the scope of consolidation of assets with a finite useful life concerned: (i) for €515 million the acquisition of control of Novamont group; (ii) for €237 million the acquisitions finalized by Plenitude in relation to renewables activities, in particular Spanish companies.

Other changes relating to intangible assets with a finite useful life related: (i) for €58 million to the definitive price allocation of acquisitions made in 2022 (further information is provided in note 27 - Other information); (ii) for €25 million the decrease relating to the reclassification to assets held for sale of unproved potential and exploration rights of the company Nigerian Agip Oil Co Ltd (further information is disclosed in note 25 - Assets held for sale and liabilities directly associated with assets held for sale).

Other intangible assets comprised: (i) concessions, licenses, trademarks and similar items for €1,148 million (€692 million at December 31, 2022), of which €879 million relating to relating to the Plenitude business line essentially for activities in relation to renewable energy sources; (ii) customer acquisition costs relating to the Plenitude business line for €393 million (€358 million at December 31, 2022); (iii) customer relationship for €92 million recognized following the acquisition of Finproject group (€101 million at December 31, 2022).

The main amortization rates used were substantially unchanged from the previous year and ranged as follows:

(%)
Exploration rights	UOP
Concessions, licenses, trademarks and similar items	3 - 33
Industrial patents and intellectual property rights	20 - 33
Capitalized costs for customer acquisition	17 - 33
Other intangible assets	3 - 20

Cumulative impairment charges of goodwill at the end of the year amounted to €2,656 million.

The breakdown of goodwill by segment and business line is provided below:

(€ million)	December 31, 2023	December 31, 2022
Plenitude	2,909	2,927
Enilive and Refining	102	102
Chemicals	112	93
Corporate and Other activities	10	16
	3,133	3,138

Changes in the scope of consolidation of goodwill related to: (i) the acquisition of control of Novamont group for €19 million; (ii) acquisitions in relation to renewables activities of the Plenitude business line for €6 million.

Other negative changes relating to goodwill of €24 million concerned the definitive allocation of some acquisitions made in 2022 whose price allocation was carried out on a provisional basis (further information is provided in note 27 – Other information).

Contributions recorded as decrease of intangible assets amounted to €28 million.

Information about the allocations of goodwill deriving from business combinations is provided in note 5 – Business combinations and other significant transactions.

Goodwill acquired through business combinations has been allocated to the CGUs that are expected to benefit from the synergies of the acquisition.

The Plenitude business line is engaged in the retail sale of natural gas and electricity, in the electricity generation from renewable sources and in installing and managing a network of recharges for electric vehicles. Plenitude has closed several acquisitions in past reporting years and in 2023, those latter commented in note 5 – Business combinations and other significant transactions, leading to the recognition of significant amounts of goodwill in each of those activities.

Goodwill allocated to the activity of the retail sale of natural gas and electricity amounted to €1,215 million and to test its recoverability has been allocated to a single CGU encompassing all European retail markets where Plenitude is operating considering the significant cross-market synergies and geographic integration. The impairment review performed at the balance sheet date confirmed the recoverability of the carrying amount of this CGU comprising the book value of the allocated goodwill.

The impairment review of the CGU Retail[27], including goodwill, was performed by comparing the carrying amount to the value in use of the CGU, which was estimated based on the cash flows of the four-year plan approved by management and on a terminal value calculated as the perpetuity of the cash flow of the last year of the plan by assuming a nominal long-term growth rate equal to zero, unchanged from the previous year. These cash flows were discounted by using the post-tax, risk-adjusted WACCs of the retail business in each country of operation, with values in a range of approximately 5%. There are no reasonable assumptions of changes in the discount rate, growth rate, profitability or volumes that would lead to zeroing the headroom amounting to about €6.4 billion of the value in use of the CGU Retail with respect to its book value, including the allocated goodwill.

The renewable business of Plenitude included a goodwill of €976 million related to the business combinations made in Italy and in other European markets where operations are being developed (Spain, France, Greece) in 2023 and past years. To test its recoverability, the activities were grouped by homogeneous CGUs, corresponding to geographical areas, with regard to technical, economic and contractual matters. The recoverability of the goodwill was assessed with reference to the entire CGU. The cash flows include  those obtainable from assets under operations and the repowering of existing plants and facilities. The recoverability test of the book values of renewable assets including the allocated goodwill was performed based on the discounted cash flows which comprised the financial projections of the four-year industrial plan approved by the management and the subsequent cash flows associated with the useful lives of the plants by using normalized cash flows. Cash flows have been discounted at sector and country-specific WACCs, which were comprised in a range of 5.5% - 6.1%. This test has confirmed the recoverability of the book values of the complex of plants generating renewable electricity, including the allocated goodwill. The headroom of €130 million is reduced to zero in case of a 0.3 percentage point increase in the WACC, or a reduction in power prices of approximately 4%.

Goodwill of the electric mobility business of Plenitude of €718 million recognized in connection with the acquisition in 2021 of the entire share capital of Be Power SpA, which through the subsidiary Be Charge is the second Italian operator in the segment of charging infrastructures for electric mobility, was assessed by updating the valuation model of the operation. The recoverability of the allocated goodwill was tested based on the discounted cash flows of the activity, which comprised the financial projections of the four-year industrial plan approved by management and subsequently the perpetuity of the final year of the plan assuming a growth rate of 4.6% that reflects trend forecasts in sales of electric vehicles, discounted at a WACC of 10.8%. This test confirmed the recoverability of the allocated goodwill and showed a headroom of about €400 million which would go to zero under no reasonable assumption.

[27] Within the Retail CGU, the impairment test to verify the recoverability of the book values of the 1st level Plenitude Energy Services CGU was performed on the basis of the discounted cash flow method to 2050 which includes for the first four years projection of the business plan approved by management.